Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of March 2013

Collection Period Start	1-Mar-13	Distribution Date	15-Apr-13
Collection Period End	31-Mar-13	30/360 Days	30
Beg. of Interest Period	15-Mar-13	Actual/360 Days	31
End of Interest Period	15-Apr-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,168,693,999.35	732,613,883.11	680,227,888.80	0.5820411
Total Securities		1,168,693,999.35	732,613,883.11	680,227,888.80	0.5820411
Class A-1 Notes	0.349850%	156,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.383200%	378,000,000.00	97,919,883.76	45,533,889.45	0.1204600
Class A-3 Notes	0.920000%	351,000,000.00	351,000,000.00	351,000,000.00	1.0000000
Class A-4 Notes	1.100000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	198,693,999.35	198,693,999.35	198,693,999.35	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	52,385,994.31	32,311.39	138.5872865	0.0854799
Class A-3 Notes	0.00	269,100.00	0.0000000	0.7666667
Class A-4 Notes	0.00	77,916.67	0.0000000	0.9166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	52,385,994.31	379,328.06

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,005,037.97
Monthly Interest				3,909,054.17
Total Monthly Payments				13,914,092.14

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				440,894.96
Aggregate Sales Proceeds Advance				12,028,455.20
Total Advances				12,469,350.16

Vehicle Disposition Proceeds:
Reallocation Payments				28,450,504.80
Repurchase Payments				623,571.21
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				13,108,127.75
Excess Wear and Tear and Excess Mileage				162,789.28
Remaining Payoffs				0.00
Net Insurance Proceeds				372,444.56
Residual Value Surplus				1,386,113.22
Total Collections				70,486,993.12

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	24,613,767.80			1,506
Involuntary Repossession	158,095.00			9
Voluntary Repossession	56,292.00			3
Full Termination	3,555,092.00			225
Bankruptcy	67,258.00			4
Insurance Payoff		365,232.51		20
Customer Payoff			116,980.88	7
Grounding Dealer Payoff			8,316,071.13	409
Dealer Purchase			3,589,913.11	176
Total	28,450,504.80	365,232.51	12,022,965.12	2,359

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of March 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	40,385	848,914,133.48	7.00000%	732,613,883.11
Total Depreciation Received		(10,871,560.30)		(9,758,848.29)
Principal Amount of Gross Losses	(47)	(942,064.20)		(824,778.19)
Repurchase / Reallocation	(37)	(679,143.39)		(623,571.21)
Early Terminations	(1,450)	(26,091,091.37)		(22,553,991.69)
Scheduled Terminations	(1,099)	(21,282,462.72)		(18,624,804.93)
Pool Balance - End of Period	37,752	789,047,811.50		680,227,888.80

Remaining Pool Balance
Lease Payment				145,896,465.39
Residual Value				534,331,423.41
Total				680,227,888.80

III. DISTRIBUTIONS

Total Collections					70,486,993.12
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					70,486,993.12

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					610,271.36
3. Reimbursement of Sales Proceeds Advance					8,341,746.85
4. Servicing Fee:
Servicing Fee Due					610,511.57
Servicing Fee Paid					610,511.57
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					9,562,529.78

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					32,311.39

Class A-2 Notes Monthly Interest Paid					32,311.39
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					269,100.00

Class A-3 Notes Monthly Interest Paid					269,100.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of March 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	77,916.67

Class A-4 Notes Monthly Interest Paid	77,916.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	379,328.06
Total Note and Certificate Monthly Interest Paid	379,328.06
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	60,545,135.28

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	52,385,994.31

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	52,385,994.31
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	8,159,140.97

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of March 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,843,470.00
Required Reserve Account Amount		17,530,409.99
Beginning Reserve Account Balance		17,530,409.99
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,530,409.99
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		8,159,140.97
Gross Reserve Account Balance		25,689,550.96
Remaining Available Collections Released to Seller		8,159,140.97
Total Ending Reserve Account Balance		17,530,409.99

V. POOL STATISTICS

Weighted Average Remaining Maturity		11.01
Monthly Prepayment Speed		132%
Lifetime Prepayment Speed		77%

	$	units
Recoveries of Defaulted and Casualty Receivables	804,507.09
Securitization Value of Defaulted Receivables and Casualty Receivables	824,778.19	47
Aggregate Defaulted and Casualty Gain (Loss)	(20,271.10)
Pool Balance at Beginning of Collection Period	732,613,883.11
Net Loss Ratio	-0.0028%

Cumulative Net Losses for all Periods	0.0259%	302,983.84

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,231,889.35	245
61-90 Days Delinquent	876,824.93	49
91-120+ Days Delinquent	277,615.11	14
Total Delinquent Receivables:	5,386,329.39	308
60+ Days Delinquencies as Percentage of Receivables	0.16%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	28,168,859.80	1,718
Securitization Value	27,692,784.92
Aggregate Residual Gain (Loss)	476,074.88

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	89,376,995.30	5,395
Cumulative Securitization Value	89,276,445.40
Cumulative Residual Gain (Loss)	100,549.90

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		9,453,951.01
Reimbursement of Outstanding Advance		8,341,746.85
Additional Advances for current period		12,028,455.20
Ending Balance of Residual Advance		13,140,659.36

Beginning Balance of Payment Advance		1,254,872.48
Reimbursement of Outstanding Payment Advance		610,271.36
Additional Payment Advances for current period		440,894.96
Ending Balance of Payment Advance		1,085,496.08

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of March 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No